Exhibit 99.1

LMRK Issuer Co. 2 LLC

Secured Tenant Site Contract Revenue Notes, Series 2017-1

Sample Asset Agreed-Upon Procedures

Report To:

Landmark Infrastructure Partners LP

LMRK Issuer Co. 2 LLC

10 November 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Landmark Infrastructure Partners LP

LMRK Issuer Co. 2 LLC

2141 Rosecrans Avenue, Suite 2100

El Segundo, California 90245

Re:     LMRK Issuer Co. 2 LLC (the “Issuer”)

Secured Tenant Site Contract Revenue Notes, Series 2017-1 (the “Notes”)

Sample Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Landmark Infrastructure Partners LP (“Landmark”), the Issuer and Guggenheim Securities, LLC. (“Guggenheim,” together with Landmark and the Issuer, the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of assets consisting of fee estates, leasehold estates or easements combined with assignments of tenant leases, licenses or similar agreements with respect to certain outdoor advertising sites (the “Tenant Site Assets”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Landmark, on behalf of the Issuer, provided us with:

a.	Certain electronic data files:

i.	Labeled “LMRK 2017-1 DataTape_Top 25 v10 (Clean).xlsx” and the corresponding record layout and decode information (the “Initial Major Sample Asset Data File”) that Landmark, on behalf of the Issuer, indicated contains information as of 13 November 2017 (the “Cut-Off Date”) relating to certain tenant site assets (the “Initial Major Sample Assets”),

ii.	Labeled “LMRK 2017-1 DataTape_Rev_Breakdown_10-10-2017 V9 to GuggPrtnrs.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that Landmark, on behalf of the Issuer, indicated contains information as of the Cut-Off Date relating to certain tenant site assets (the “Preliminary Assets”) that are expected to be representative of the Tenant Site Assets and

a. (continued)

iii.	Labeled “LMRK 2017-1 DataTape_Rev_Breakdown_10-10-2017 V11 to GuggPrtnrs.xlsx” and the corresponding record layout and decode information (the “Interim Data File,” together with the Initial Major Sample Asset Data File and Preliminary Data File, the “Provided Data Files”) that Landmark, on behalf of the Issuer, indicated contains information as of the Cut-Off Date relating to certain tenant site assets (the “Interim Assets”) that are expected to be representative of the Tenant Site Assets,

b.	Imaged copies of:

i.	The easement and assignment of lease agreement or other related documents (collectively and as applicable, the “Easement Agreement”),

ii.	The lease agreement or other related documents (collectively and as applicable, the “Lease Agreement”),

iii.	The purchase and sale agreement or other related documents (collectively and as applicable, the “Purchase and Sale Agreement”),

iv.	The estoppel certificate (the “Estoppel Certificate”),

v.	The loan and security agreement ( the “Loan and Security Agreement”),

vi.	The closing statement (the “Closing Statement”),

vii.	The revenue statement(s) and proof of payment (the “Revenue Support”),

viii.	Certain printed screen shots from Landmark’s servicing system (the “System Screen Shots”) and

ix.	The underwriting summary (the “Underwriting Summary,” together with the Easement Agreement, Lease Agreement, Purchase and Sale Agreement, Estoppel Certificate, Loan and Security Agreement, Closing Statement, Revenue Support and System Screen Shots, the “Source Documents”),

as applicable, relating to the Sample Assets (as defined herein),

c.	A schedule labeled “0.0-2 BTA Rankings.xlsx” (the “BTA Rank Schedule,” together with the Source Documents, the “Sources”) that Landmark, on behalf of the Issuer, indicated contains information relating to the BTA rank for certain Sample Assets,

d.	A schedule (the “Replacement Major Sample Asset Schedule”) that Landmark, on behalf of the Issuer, indicated contains the Asset Number (the “Asset Number”) corresponding to a certain Interim Asset (the “Replacement Major Sample Asset,” together with the Initial Major Sample Assets, the “Major Sample Assets”),

e.	The list of relevant characteristics (the “Sample Characteristics”), as shown on the Provided Data Files, which are listed on Exhibit 1 to Attachment A, and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Major Sample Assets were selected by Landmark, on behalf of the Issuer. Landmark, on behalf of the Issuer, did not inform us as to the basis for the number of Major Sample Assets they selected or the selection criteria they used to select the Major Sample Assets. For the purpose of the procedures described in this report, the:

a.	Initial Major Sample Assets are referred to as Sample Asset Numbers 1 through 25,

b.	Additional Sample Assets (as defined in the Attachment A) are referred to as Sample Asset Numbers 26 through 50 and

c.	Replacement Major Sample Asset is referred to as Sample Asset Number 51.

The Major Sample Assets together with the Additional Sample Assets are hereinafter referred to as the “Sample Assets.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Provided Data Files, Sources, Replacement Major Sample Asset Schedule, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Provided Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Replacement Major Sample Asset Schedule or any other information provided to us by Landmark, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Assets, Interim Assets or Tenant Site Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Landmark, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Tenant Site Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Tenant Site Assets,

iii.	Whether the originator of the Tenant Site Assets complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Tenant Site Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 November 2017

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	For each Initial Major Sample Asset, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Initial Major Sample Asset Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by Landmark, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A and the succeeding paragraph of this Item 1. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

The Source(s) that we were instructed by Landmark, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Where more than one Source is listed for a Sample Characteristic, Landmark, on behalf of the Issuer, instructed us to note agreement if the value on the Initial Major Sample Asset Data File for the Sample Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Sample Characteristics listed on Exhibit 1 to Attachment A.

2.	For each tenant site asset on the Initial Major Sample Asset Data File and Preliminary Data File, we compared the Asset Number, as shown on the Initial Major Sample Asset Data File, to the corresponding Asset Number, as shown on the Preliminary Data File, and noted that:

a.	All of the Initial Major Sample Assets were included on both the Initial Major Sample Asset Data File and Preliminary Data File and

b.	397 Preliminary Assets included on the Preliminary Data File were not included on the Initial Major Sample Asset Data File.

3.	As instructed by Landmark, on behalf of the Issuer, we randomly selected a sample of 25 Preliminary Assets that are not Initial Major Sample Assets from the Preliminary Data File (the “Additional Sample Assets”). For the purpose of this procedure, Landmark, on behalf of the Issuer, did not inform us as to the basis for the methodology they instructed us to use to select the Additional Sample Assets from the Preliminary Data File.

Attachment A Page 2 of 3

4.	For each Additional Sample Asset, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by Landmark, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A and the succeeding paragraphs of this Item 4. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 4., Landmark, on behalf of the Issuer, instructed us to replace any reference to “Initial Major Sample Asset” and “Initial Major Sample Asset Data File” in the notes to Exhibit 1 to Attachment A with “Additional Sample Asset” and “Preliminary Data File,” respectively.

The Source(s) that we were instructed by Landmark, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Where more than one Source is listed for a Sample Characteristic, Landmark, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Sample Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Sample Characteristics listed on Exhibit 1 to Attachment A.

5.	For each tenant site asset on the Preliminary Data File and Interim Data File, we compared the Asset Number, as shown on the Preliminary Data File, to the corresponding Asset Number, as shown on the Interim Data File, and noted that:

a.	One Interim Asset included on the Interim Data File was not included on the Preliminary Data File,

b.	One Preliminary Asset included on the Preliminary Data File was not included on the Interim Data File (the “Removed Preliminary Asset”) and

c.	The Removed Preliminary Asset was an Initial Major Sample Asset (the “Removed Initial Major Sample Asset”).

The Removed Initial Major Sample Asset was Sample Asset Number 1.

Attachment A Page 3 of 3

6.	For the Replacement Major Sample Asset, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Interim Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by Landmark, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A and the succeeding paragraphs of this Item 6. All such compared information was in agreement.

For the purpose of the procedures described in this Item 6., Landmark, on behalf of the Issuer, instructed us to replace any reference to “Initial Major Sample Asset” and “Initial Major Sample Asset Data File” in the notes to Exhibit 1 to Attachment A with “Replacement Major Sample Asset” and “Interim Data File,” respectively.

The Source(s) that we were instructed by Landmark, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Where more than one Source is listed for a Sample Characteristic, Landmark, on behalf of the Issuer, instructed us to note agreement if the value on the Interim Data File for the Sample Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Sample Characteristics listed on Exhibit 1 to Attachment A.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Initial Major Sample Asset Data File Field Name	Source(s)	Note(s)
Asset Number	Asset Number	Underwriting Summary	i.

Address	Address	Underwriting Summary, Lease Agreement or Easement Agreement	ii.

State	State	Underwriting Summary, Lease Agreement or Easement Agreement

Zip code	Zip	Underwriting Summary, Lease Agreement or Easement Agreement	iii.

Tenant name	Tenant Name	Lease Agreement, Easement Agreement or Revenue Support	ii., iv.

Entity	Entity Name	Purchase and Sale Agreement or Loan and Security Agreement	ii.

Type	Type	Underwriting Summary	v.

RPI type	RPI Type	Underwriting Summary

Purchase term	Purchase Term	Easement Agreement, Purchase and Sale Agreement, Loan and Security Agreement or Underwriting Summary	vi.

Lease execution date	Lease Commencement Date	Lease Agreement, Purchase and Sale Agreement or Estoppel Certificate	vii.

LD acquisition date	LD Acquisition Date	Purchase and Sale Agreement, Lease Agreement or Closing Statement	vii.

BTA rank	BTA Rank	(a) Underwriting Summary or (b) BTA Rank Schedule and Easement Agreement	viii.

Lease expiration date	(a) Lease Expiration Date (w/Perpetual) (b) Final Expiry Date or	Recalculation	vii., ix.

Exhibit 1 to Attachment A

Sample Characteristic	Initial Major Sample Asset Data File Field Name	Source(s)	Note(s)
(c) Final Expiry, as applicable

Total remaining lease life (years)	Rem Tenant Lease Term (Years)	Recalculation	x.

Term excluding renewals (years)	(a) Rem Tenant Lease Term Excluding Renewals (Years) or (b) Rem Tenant Lease Term (Years) - No Renewals, as applicable	Lease Agreement and recalculation	xi.

Annualized rent	Annualized Rent	(a) Lease Agreement and (b) Lease Agreement, Revenue Support or System Screen Shots	xii.

Participation/revenue share (percentage of annualized revenue)	Revenue Share (%)	Lease Agreement

Participation/revenue share (existence)	Rev Share 2	Lease Agreement	xiii.

Participation/revenue share (dollar amount)	(a) NTM Rev Share or (b) Rev Share, as applicable	Revenue Support or System Screen Shots	xiv.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes.

ii.	For the purpose of comparing the address, tenant name and entity Sample Characteristics for each Initial Major Sample Asset, Landmark, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

iii.	For the purpose of comparing the zip code Sample Characteristic for each Initial Major Sample Asset, Landmark, on behalf of the Issuer, instructed us to only compare the first five digits of the zip code, as shown on the Source, to the first five digits of the zip code, as shown on the Initial Major Sample Asset Data File.

iv.	For the purpose of comparing the tenant name Sample Characteristic for each Initial Major Sample Asset, Landmark, on behalf of the Depositor, instructed us to note agreement in accordance with the following decode table:

Initial Major Sample Asset Data File Value	Source Value
Clear Channel	Eller Media Company
Reagan Outdoor Advertising	Regan National Advertising of Austin, Inc.
Fairway Outdoor Advertising	FMO Real Estate
Outfront Media (f/k/a CBS Outdoor)	Outfront Media (f/k/a CBS Outdoor)
Lamar	Chancellor Media Corporation

v.	For the purpose of comparing the type Sample Characteristic for each Initial Major Sample Asset, Landmark, on behalf of the Issuer, instructed us to note agreement with a type of “BB,” as shown on the Initial Major Sample Asset Data File, if the corresponding type is “Billboard,” as shown on the Underwriting Summary.

vi.	For the purpose of comparing the purchase term Sample Characteristic for each Initial Major Sample Asset, Landmark, on behalf of the Issuer, instructed us to note agreement with a purchase term of “perpetual,” as shown on the Initial Major Sample Asset Data File, if the corresponding RPI type is “fee simple,” as shown on the Underwriting Summary.

vii.	For the purpose of comparing the lease execution date, LD acquisition date and lease expiration date Sample Characteristics for each Initial Major Sample Asset, Landmark, on behalf of the Issuer, instructed us to ignore differences of +/- 5 days or less.

Exhibit 1 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the BTA rank Sample Characteristic for each Initial Major Sample Asset (except for Sample Asset Numbers 38 and 40), Landmark, on behalf of the Issuer, instructed us to use the Underwriting Summary as the Source.

For the purpose of comparing the BTA rank Sample Characteristic for Sample Asset Numbers 38 and 40, Landmark, on behalf of the Issuer, instructed us to use the BTA rank for the county and state, both as shown on the BTA Rank Schedule, corresponding to the county and state, both as shown on the Easement Agreement.

ix.	For the purpose of comparing the lease expiration date Sample Characteristic for each Initial Major Sample Asset with a purchase term other than “perpetual,” as shown on the applicable Source (and in accordance with note vi.), and lease term other than “perpetual,” as shown on the Lease Agreement, Landmark, on behalf of the Issuer, instructed us to recalculate the lease expiration date by adding the:

a.	Sum of the:

(1)	Initial term (in months) and

(2)	Renewal term(s) (in months),

both as shown on the Lease Agreement, to

b.	Lease execution date, as shown on the applicable Source.

For the purpose of comparing the lease expiration date Sample Characteristic for each Initial Major Sample Asset with a purchase term other than “perpetual,” as shown on the applicable Source (and in accordance with note vi.), and lease term of “perpetual,” as shown on the Lease Agreement, Landmark, on behalf of the Issuer, instructed us to recalculate the lease expiration date by adding the:

a.	Purchase term to

b.	LD acquisition date,

both as shown on the applicable Source.

For the purpose of comparing the lease expiration date Sample Characteristic for each Initial Major Sample Asset with a purchase term of “perpetual,” as shown on the applicable Source (and in accordance with note vi.), and lease term of “perpetual,” as shown on the Lease Agreement, Landmark, on behalf of the Issuer, instructed us to recalculate the lease expiration date by adding:

a.	1,188 months to

b.	The Cut-Off Date.

Exhibit 1 to Attachment A

Notes: (continued)

x.	For the purpose of comparing the total remaining lease life (years) Sample Characteristic for each Initial Major Sample Asset with a purchase term other than “perpetual,” as shown on the applicable Source (and in accordance with note vi.), and lease term other than “perpetual,” as shown on the Lease Agreement, Landmark, on behalf of the Issuer, instructed us to recalculate the total remaining lease life (years) by:

a.	Calculating the difference in days (assuming each year contains 360-days composed of twelve 30-day months) between the:

(1)	Lease expiration date, as recalculated in notes vii. and ix., and

(2)	Cut-Off Date,

b.	Dividing the result obtained in a. above by 360 and

c.	Rounding the result obtained in c. above to the second decimal (XX.XX).

For the purpose of comparing the total remaining lease life (years) Sample Characteristic for each Initial Major Sample Asset with a purchase term of “perpetual,” as shown on the applicable Source (and in accordance with note vi.), and lease term of “perpetual,” as shown on the Lease Agreement, Landmark, on behalf of the Issuer, instructed us to note agreement if the total remaining lease life (years) is equal to 99 years, as shown on the Initial Major Sample Asset Data File.

For the purpose of this procedure, Landmark, on behalf of the Issuer, instructed us to ignore differences of +/- 0.09 years or less.

xi.	For the purpose of comparing the term excluding renewals (years) Sample Characteristic for each Initial Major Sample Asset with remaining renewal terms, as shown in the Lease Agreement, Landmark, on behalf of the Issuer, instructed us to recalculate the term excluding renewals (years) by:

a.	Calculating the difference in days (assuming each year contains 360-days composed of twelve 30 day months) between the:

(1)	Next renewal date, as shown on the Lease Agreement, and

(2)	Cut-Off Date,

b.	Dividing the result obtained in a. above by 360 and

c.	Rounding the result obtained in b. above to the second decimal (XX.XX)

For the purpose of comparing the term excluding renewals (years) Sample Characteristic for each Initial Major Sample Asset with no remaining renewal terms, as shown in the Lease Agreement, Landmark, on behalf of the Issuer, instructed us to use the total remaining lease life (years) as recalculated in item x.

For the purpose of this procedure, Landmark, on behalf of the Issuer, instructed us to ignore differences of +/- 0.09 years or less.

Exhibit 1 to Attachment A

Notes: (continued)

xii.	For the purpose of comparing the annualized rent Sample Characteristic for each Initial Major Sample Asset, Landmark, on behalf of the Issuer, instructed us to recalculate the annualized rent by adding the:

a.	Annualized base rent, as shown on the Lease Agreement, and

b.	Participation/revenue share (dollar amount), as shown on the applicable Source (and in accordance with note xiv.), if applicable.

For the purpose of this procedure, Landmark, on behalf of the Issuer, instructed us to ignore differences of +/- 3.00% or less (calculated as a percentage of the annualized rent that is shown on the Initial Major Sample Asset Data File).

xiii.	For the purpose of comparing the participation/revenue share (existence) Sample Characteristic for each Initial Major Sample Asset, Landmark, on behalf of the Issuer, instructed us to note agreement:

a.	With participation/revenue share (existence) value of “true,” as shown on the Initial Major Sample Asset Data File, if the participation/revenue share (percentage of annualized revenue) is greater than zero, as shown on the Lease Agreement, and

b.	With participation/revenue share (existence) value of “false,” as shown on the Initial Major Sample Asset Data File, if the participation/revenue share (percentage of annualized revenue) is not shown on the Lease Agreement.

xiv.	For the purpose of comparing the participation/revenue share (dollar amount) Sample Characteristic for each Initial Major Sample Asset, Landmark, on behalf of the Issuer, instructed us to ignore differences of +/- 3.00% or less (calculated as a percentage of the participation/revenue share (dollar amount) that is shown on the Initial Major Sample Asset Data File).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Landmark, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Initial Major Sample Asset Sample Characteristic Differences

Sample Asset Number	Sample Characteristic	Initial Major Sample Asset Data File Value	Source Value
1	Lease execution date	1/1/2017	3/31/2017
	Lease expiration date	12/31/2066	3/30/2067
	Total remaining lease life (years)	49.13 years	49.38 years

4	Term excluding renewals (years)	16.71 years	16.88 years

6	Lease expiration date	3/31/2112	11/12/2116
	Total remaining lease life (years)	94.38 years	99.00 years

7	BTA rank	10	262
	Lease expiration date	3/31/2027	9/27/2052
	Total remaining lease life (years)	9.38 years	34.87 years

8	BTA rank	12	5
	Lease expiration date	12/31/2030	11/12/2116
	Total remaining lease life (years)	13.13 years	99.00 years
	Annualized rent	$78,000.00	$55,000.00
	Participation/revenue share (percentage of annualized revenue)	24%	22%
	Participation/revenue share (dollar amount)	$23,000.00	$0.00

9	Address	[REDACTED]	[REDACTED]
	Lease execution date	12/1/2012	12/26/2012
	Term excluding renewals (years)	15.11 years	5.12 years

10	Purchase term	1,188 months	Perpetual
	Lease expiration date	8/30/2032	11/12/2116
	Total remaining lease life (years)	14.80 years	99.00 years

11	Lease expiration date	9/30/2034	9/26/2063
	Total remaining lease life (years)	16.88 years	45.87 years

12	Lease expiration date	8/31/2040	3/3/2114
	Total remaining lease life (years)	22.80 years	96.31 years

13	BTA rank	10	24

14	Lease expiration date	10/31/2033	9/12/2112
	Total remaining lease life (years)	15.97 years	94.83 years

15	Lease expiration date	4/30/2036	12/19/2051
	Total remaining lease life (years)	18.46 years	34.10 years
	Term excluding renewals (years)	7.46 years	8.13 years

Exhibit 2 to Attachment A

Sample Asset Number	Sample Characteristic	Initial Major Sample Asset Data File Value	Source Value
16	Lease expiration date	8/31/2054	7/24/2113
	Total remaining lease life (years)	36.80 years	95.70 years
	Term excluding renewals (years)	1.80 years	16.80 years

18	Lease expiration date	11/30/2030	11/12/2116
	Total remaining lease life (years)	13.05 years	99.00 years

19	Term excluding renewals (years)	2.38 years	7.38 years

21	Lease execution date	6/1/2008	4/1/2008
	Lease expiration date	5/31/2018	11/12/2116
	Total remaining lease life (years)	0.55 years	99.00 years
	Term excluding renewals (years)	0.55 years	0.38 years

22	Purchase term	480	Perpetual
	Lease execution date	5/1/2013	9/17/2012
	Lease expiration date	4/30/2028	11/12/2116
	Total remaining lease life (years)	10.46 years	99.00 years
	Term excluding renewals (years)	10.46 years	9.84 years
	Participation/revenue share (dollar amount)	$13,000.00	$19,381.51

23	Purchase term	636 months	623 months
	Lease expiration date	3/31/2023	5/22/2063
	Total remaining lease life (years)	5.38 years	45.53 years

25	Lease execution date	10/1/1986	9/17/1986
	Term excluding renewals (years)	95.94 years	0.84 years

Exhibit 3 to Attachment A

Additional Sample Asset Sample Characteristic Differences

Sample Asset Number	Sample Characteristic	Preliminary Data File Value	Source Value
26	Annualized rent	$35,000.00	$37,489.39
	Participation/revenue share (dollar amount)	$0.00	$2,489.39

27	Purchase term	1,188 months	Perpetual

28	Annualized rent	$6,399.96	$3,200.00

33	Zip code	[REDACTED]	[REDACTED]

34	Term excluding renewals (years)	8.18 years	3.18 years
	Participation/revenue share (percentage of annualized revenue)	20%	25%

35	Annualized rent	$8,426.66	$8,000.00

36	Purchase term	480	360
	Lease expiration date	11/26/2053	6/6/2043
	Total remaining lease life (years)	36.04 years	25.56 years
	Annualized rent	$42,820.91	$40,119.91
	Participation/revenue share (dollar amount)	$16,820.91	$14,119.91

37	Lease expiration date	8/31/2019	2/20/2113
	Total remaining lease life (years)	1.80 years	95.27 years

39	Term excluding renewals (years)	6.38 years	6.63 years

40	Annualized rent	$10,368.00	$8,640.00

41	Lease expiration date	6/30/2030	9/24/2113
	Total remaining lease life (years)	12.63 years	95.86 years
	Term excluding renewals (years)	2.63 years	12.63 years

42	Lease expiration date	5/31/2024	8/14/2113
	Total remaining lease life (years)	6.55 years	95.75 years
	Annualized rent	$2,871.28	$1,485.12
	Participation/revenue share (dollar amount)	$2,871.28	$1,485.12

46	Lease expiration date	5/31/2021	3/30/2114
	Total remaining lease life (years)	3.55 years	96.38 years

Exhibit 3 to Attachment A

Sample Asset Number	Sample Characteristic	Preliminary Data File Value	Source Value
47	Lease expiration date	7/14/2055	4/16/2065
	Total remaining lease life (years)	37.67 years	47.43 years
	Term excluding renewals (years)	2.67 years	4.67 years
	Annualized rent	$2,011.18	$1,769.13
	Participation/revenue share (dollar amount)	$0.00	$1,769.13

49	Term excluding renewals (years)	2.55 years	7.62 years

50	Lease expiration date	5/31/2029	11/12/2116
	Total remaining lease life (years)	11.55 years	99.00 years